SEGMENT - Total assets for operating segments (Details) ¥ in Millions, $ in Millions	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SEGMENT
Total assets	¥ 62,452	$ 8,594	¥ 63,532
Operating Segments | Legacy Huazhu
SEGMENT
Total assets	43,014		44,285
Operating Segments | Legacy DH
SEGMENT
Total assets	¥ 19,438		¥ 19,247